Lease Obligations - Sale and Lease Back of Buildings (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) building	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) building
Sale lease back transaction
Proceeds from sale of buildings				$ 82,082
Sale and leaseback of office buildings
Sale lease back transaction
Number of buildings | building	2			2
Proceeds from sale of buildings				$ 82,000
Term of lease				12 years
Remaining deferred gain will be amortized over the remaining life of the lease	$ 43,000			$ 43,000
Sale and leaseback of office buildings | Corporate general and administrative expense
Sale lease back transaction
Gain on sale of property	58,000			$ 58,000
Gain on sale of property recognized	$ 7,000	$ 4,000	$ 4,000